Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2022
Commissions and fees
in	2022	2021	2020
Commissions and fees (CHF million)
Lending business	1,438	1,877	1,631
Investment and portfolio management	3,079	3,497	3,187
Other securities business	61	56	66
Fiduciary business	3,140	3,553	3,253
Underwriting	491	2,493	2,255
Brokerage	2,265	3,069	3,244
Underwriting and brokerage	2,756	5,562	5,499
Other services	1,519	2,173	1,470
Commissions and fees	8,853	13,165	11,853

Bank
Commissions and fees
in	2022	2021	2020
Commissions and fees (CHF million)
Lending business	1,431	1,870	1,612
Investment and portfolio management	3,028	3,401	3,087
Other securities business	61	59	73
Fiduciary business	3,089	3,460	3,160
Underwriting	560	2,560	2,348
Brokerage	2,265	3,088	3,246
Underwriting and brokerage	2,825	5,648	5,594
Other services	1,516	2,202	1,484
Commissions and fees	8,861	13,180	11,850